                                                                                              Prudential Investments LLC

                                                                                              Gateway Center Three

                                                                                              100 Mulberry Street

                                                                                              Newark, NJ 07102

September 24, 2014

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Definitive Proxy Materials:

The Prudential Variable Contract Account – 2

The Prudential Variable Contract Account – 10

The Prudential Variable Contract Account – 11

Ladies and Gentlemen:

On behalf of each of the above-referenced Funds, we are hereby filing in accordance with Rule 14a-b(b) under the Securities Exchange Act of 1934 definitive proxy materials in connection with annual or special meetings of shareholders scheduled for November 26, 2014. These materials include the Notice of Meeting, the proxy statement and the proxy card.

If there are any questions with respect to this filing, please call me at 973-802-6469.

Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Vice President & Corporate Counsel